Condensed Consolidated Interim Statements of Financial Position - GBP (£) £ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property, plant and equipment	£ 3,258	£ 2,394
Right of use assets	2,738	3,006
Restricted cash	893
Non-current assets	6,889	5,400
Current assets
Trade and other receivables	43,887	29,465
Restricted cash	331	1,224
Cash and cash equivalents	49,685	69,082
Current assets	93,903	99,771
Total assets	100,792	105,171
Equity
Share capital	107	79
Other reserve	142,873	136,833
Treasury share reserve	(803)	(803)
Share premium	721,302	660,019
Accumulated deficit	(897,862)	(917,573)
Total shareholders' deficit	(34,383)	(121,445)
Non-current liabilities
Lease liabilities	2,125	2,309
Provisions	715	1,139
Non-current liabilities	2,840	3,448
Current liabilities
Financial liabilities at fair value through profit and loss	93,444	188,813
Lease liabilities	837	896
Trade and other payables	38,054	33,459
Current liabilities	132,335	223,168
Total liabilities	135,175	226,616
Total equity and liabilities	£ 100,792	£ 105,171